united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)
Class I Shares (Symbol: WAVIX)

Longboard Alternative Growth Fund

Class A Shares (Symbol: LONAX)
Class I Shares (Symbol: LONGX)

Semi-Annual Report

November 30, 2019

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.longboardfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2019	November 30, 2019
Longboard Managed Futures Strategy Fund - Class A	3.05%	(3.92)%	(2.87)%	(0.78)%	N/A	0.75%
Longboard Managed Futures Strategy Fund - Class A with load	(2.87)%	(9.43)%	(4.77)%	(1.94)%	N/A	(0.14)%
Longboard Managed Futures Strategy Fund - Class I	3.21%	(3.65)%	(2.61)%	(0.52)%	1.34%	N/A
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (a)	1.11%	2.32%	1.63%	1.05%	0.73%	0.79%
SG Trend Index (b)	5.04%	10.87%	1.26%	(0.17)%	1.68%	2.19%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.19% for Class A and 2.94% for Class I shares per the October 1, 2019, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

(a)	The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

(b)	The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
U.S. Treasury Bills	65.9%
Other Assets Less Liabilities	34.1%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Alternative Growth Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmark:

				Annualized	Annualized
			Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	November 30, 2019	November 30, 2019
Longboard Alternative Growth Fund - Class A	9.14%	13.73%	9.53%	N/A	5.87%
Longboard Alternative Growth Fund - Class A with load	2.87%	7.22%	7.39%	N/A	4.30%
Longboard Alternative Growth Fund - Class I	9.30%	14.25%	9.90%	5.62%	N/A
S&P 500 Total Return Index (a)	15.26%	16.11%	14.88%	11.32%	13.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAVs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 2.24% for Class A and 1.99% for Class I shares per the October 1, 2019, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 20, 2015.

***	Inception date for Class A is December 9, 2015.

(a)	S&P 500 Total Return Index - The S&P 500 Total Return Index (S&P 500) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market. The index includes the 500 leading companies in leading industries of the U.S. economy. The index returns are unmanaged and do not reflect the deduction of any fees or expenses.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
U.S. Treasury Bills	59.0%
Other Assets Less Liabilities	41.0%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Principal ($)		Interest Rate ^	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 65.9%
	U.S. TREASURY BILLS - 65.9%
14,000,000	United States Treasury Bill ++	0.00%	1/9/2020	$13,976,922
4,000,000	United States Treasury Bill + ++	0.00%	1/23/2020	3,991,001
37,000,000	United States Treasury Bill	0.00%	2/6/2020	36,894,519
8,000,000	United States Treasury Bill	0.00%	2/20/2020	7,972,400
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,834,370)			62,834,842

	TOTAL INVESTMENTS - 65.9% (Cost $62,834,370)			$62,834,842
	OTHER ASSETS LESS LIABILITIES - 34.1% (a)			32,477,686
	NET ASSETS - 100.0%			$95,312,528

(a)	Includes unrealized gain/loss on derivative contracts.

^	Zero Coupon Bond.

+	A portion of this investment is a holding of the Longboard Fund Limited and held as a margin for the futures.

++	A portion of this investment is held as a margin for the futures and forward trading.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
November 30, 2019

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
280	3 Mo Euro (Euribor)	Dec-19	$78,744,076	$(119,829)
232	90 Day Euro$ Future	Mar-20	57,060,400	(58,000)
266	90 Day Sterling Future	Dec-19	41,293,834	(38,182)
43	Amsterdam IDX Index Future	Dec-19	5,652,147	3,766
196	AUST 3YR Bond Future	Dec-19	15,471,257	55,721
20	AUST 10YR Bond Future	Dec-19	2,002,593	18,794
364	Bankers Acceptance Future	Mar-20	68,265,672	48,492
136	CAC 40 10 Euro Future	Dec-19	8,829,695	4,987
105	CAN 10YR Bond Future	Mar-20	11,063,735	3,153
208	Cocoa Future +	Mar-20	5,480,540	(139,100)
215	Cocoa Future ICE +	Mar-20	4,997,310	(20,836)
22	Dax Index	Dec-19	7,851,162	239,195
62	DJIA Mini E-CBOT	Dec-19	8,509,500	193,130
147	Euro BOBL Future	Dec-19	22,095,584	(319,253)
39	Euro BTP Future	Dec-19	6,255,682	(178,486)
72	Euro Bund Future	Dec-19	13,924,177	(340,846)
23	Euro Buxl Future	Dec-19	5,569,768	(287,781)
226	Euro STOXX 50	Dec-19	8,861,467	414,285
252	FTSE China A50	Dec-19	3,505,950	(83,790)
30	FTSE/MIB Index Future	Dec-19	3,668,530	202,237
25	Gold 100 oz +	Feb-20	3,660,250	21,500
72	Gold Future +	Oct-20	3,394,276	2,526
119	IBEX-35 Index	Dec-19	12,067,026	145,219
15	LME Nickel Future +	Dec-19	1,620,360	(393,840)
60	Long Gilt Future	Mar-20	10,276,375	(48,801)
84	MSCI EAFE Index Mini	Dec-19	8,326,080	(21,420)
75	MSCI Taiwan Index	Dec-19	3,321,000	(58,500)
42	Nasdaq 100 E-Mini	Dec-19	6,618,780	451,920
11	Oat Future +	Mar-20	173,925	(3,563)
188	OMXS30 Index	Dec-19	3,414,917	(72,461)
13	Palladium Future +	Mar-20	2,290,920	62,210
95	Platinum Future +	Jan-20	4,563,800	(286,900)
29	Platinum Future TCOM +	Aug-20	427,464	(6,783)
51	S&P/TSX 60 IX Future	Dec-19	7,674,343	151,188
68	S&P 500 E-Mini Future	Dec-19	10,205,780	482,800
46	Silver Future +	Mar-20	3,961,750	(27,370)
318	Soybean Oil Future +	Jan-20	5,876,640	(41,976)
21	SPI 200 Index Future	Dec-19	2,395,205	72,866
161	US 2YR NOTE (CBT)	Mar-20	34,721,914	(12,578)
123	US 5YR NOTE (CBT)	Mar-20	14,653,336	(20,180)
75	US 10YR NOTE (CBT)	Mar-20	9,727,844	(25,891)
34	US Long Bond Future	Mar-20	5,429,375	(24,438)
15	US Ultra Bond	Mar-20	2,828,320	(12,539)
Net Unrealized Depreciation from Open Long Futures Contracts				$(69,354)

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
November 30, 2019

				Unrealized
Open Short Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
(170)	Canola Future (WCE) +	Jan-20	$(1,196,037)	$9,863
(29)	Cattle Feeder Future +	Jan-20	(2,068,575)	5,588
(56)	CBOE VIX Future +	Dec-19	(905,520)	114,520
(84)	Coffee Robusta +	Jan-20	(1,039,080)	(124,320)
(233)	Corn Future +	Mar-20	(4,435,738)	(5,825)
(106)	Cotton No.2 Future +	Mar-20	(3,505,860)	41,780
(17)	Frozen Concentrated OJ +	Jan-20	(258,683)	7,253
(92)	KC HRW Wheat Future +	Mar-20	(1,975,700)	(80,500)
(108)	Lean Hogs +	Feb-20	(3,014,620)	69,460
(64)	LME PRI Aluminum Future +	Dec-19	(2,789,600)	(58,400)
(5)	LME Tin Future +	Dec-19	(415,200)	2,200
(255)	Mill Wheat Euro +	Mar-20	(2,518,822)	(98,486)
(110)	Natural Gas Future +	Jan-20	(2,961,200)	452,100
(59)	Red Wheat Future +	Mar-20	(1,526,625)	8,850
(173)	Soybean Meal Future +	Jan-20	(5,309,370)	238,740
(294)	Sugar #11 (World) Future +	Mar-20	(3,951,360)	(309,523)
(96)	White Sugar (ICE) +	Mar-20	(1,606,015)	(49,505)
Net Unrealized Appreciation from Open Short Futures Contracts				$223,795

Net Unrealized Appreciation from Open Futures Contracts				$154,441

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2019

As of November 30, 2019, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

						Unrealized
						Appreciation/
Settlement Date	Amount to be Purchased		Amount to be Sold		Counterparty	(Depreciation)
12/18/2019	1,400,000	AUD	(966,882)	USD	Jefferies Financial Services, Inc.	$(19,497)
12/18/2019	3,000,000	AUD	(2,719,515)	CAD	Jefferies Financial Services, Inc.	(17,702)
12/18/2019	1,600,000	AUD	(118,302,400)	JPY	Jefferies Financial Services, Inc.	899
12/18/2019	1,898,001	AUD	(1,000,000)	GBP	Jefferies Financial Services, Inc.	(10,052)
12/18/2019	1,400,000	AUD	(950,359)	USD	Jefferies Financial Services, Inc.	(2,974)
12/18/2019	21,606,711	CAD	(23,800,000)	AUD	Jefferies Financial Services, Inc.	164,450
12/18/2019	21,000,000	CAD	(1,714,167,000)	JPY	Jefferies Financial Services, Inc.	137,792
12/18/2019	3,250,000	CHF	(356,388,500)	JPY	Jefferies Financial Services, Inc.	(2,153)
12/18/2019	32,211,620	CZK	(1,400,000)	USD	Jefferies Financial Services, Inc.	(8,880)
12/18/2019	32,439,764	CZK	(1,400,000)	USD	Jefferies Financial Services, Inc.	973
12/18/2019	1,500,000	EUR	(179,904,750)	JPY	Jefferies Financial Services, Inc.	10,824
12/18/2019	1,375,000	EUR	(1,517,003)	USD	Jefferies Financial Services, Inc.	976
12/18/2019	1,875,000	EUR	(1,607,944)	GBP	Jefferies Financial Services, Inc.	(11,408)
12/18/2019	5,500,000	GBP	(10,425,415)	AUD	Jefferies Financial Services, Inc.	64,483
12/18/2019	16,575,020	GBP	(19,250,000)	EUR	Jefferies Financial Services, Inc.	203,586
12/18/2019	812,500	GBP	(1,048,839)	USD	Jefferies Financial Services, Inc.	2,890
12/18/2019	4,750,000	GBP	(668,068,025)	JPY	Jefferies Financial Services, Inc.	39,367
12/18/2019	710,016,000	JPY	(9,600,000)	AUD	Jefferies Financial Services, Inc.	(3,553)
12/18/2019	629,545,620	JPY	(4,750,000)	GBP	Jefferies Financial Services, Inc.	(391,638)
12/18/2019	1,708,613,550	JPY	(21,000,000)	CAD	Jefferies Financial Services, Inc.	(188,576)
12/18/2019	1,487,585,000	JPY	(12,500,000)	EUR	Jefferies Financial Services, Inc.	(196,469)
12/18/2019	100,000,000	JPY	(932,771)	USD	Jefferies Financial Services, Inc.	(18,312)
12/18/2019	3,163,766,600	JPY	(29,000,000)	CHF	Jefferies Financial Services, Inc.	(129,982)
12/18/2019	362,500,000	MXN	(18,658,157)	USD	Jefferies Financial Services, Inc.	(111,611)
12/18/2019	12,810,644	NOK	(1,400,000)	USD	Jefferies Financial Services, Inc.	(8,680)
12/18/2019	12,844,034	NOK	(1,400,000)	USD	Jefferies Financial Services, Inc.	(5,054)
12/18/2019	1,800,000	NZD	(1,155,114)	USD	Jefferies Financial Services, Inc.	598
12/18/2019	1,800,000	NZD	(1,155,717)	USD	Jefferies Financial Services, Inc.	(6)
12/18/2019	5,500,000	PLN	(1,409,023)	USD	Jefferies Financial Services, Inc.	(2,867)
12/18/2019	675,000,000	RUB	(10,486,479)	USD	Jefferies Financial Services, Inc.	(10,172)
12/18/2019	13,629,840	SEK	(1,400,000)	USD	Jefferies Financial Services, Inc.	25,491
12/18/2019	9,239,005	USD	(13,400,000)	AUD	Jefferies Financial Services, Inc.	171,179
12/18/2019	8,883,841	USD	(7,187,500)	GBP	Jefferies Financial Services, Inc.	(419,916)
12/18/2019	10,960,756	USD	(9,875,000)	EUR	Jefferies Financial Services, Inc.	58,903
12/18/2019	13,994,764	USD	(21,700,000)	NZD	Jefferies Financial Services, Inc.	62,020
12/18/2019	10,305,396	USD	(40,500,000)	PLN	Jefferies Financial Services, Inc.	(49,026)
12/18/2019	13,300,000	USD	(311,723,272)	CZK	Jefferies Financial Services, Inc.	(162,364)
12/18/2019	13,400,000	USD	(119,782,412)	NOK	Jefferies Financial Services, Inc.	390,844
12/18/2019	931,923	USD	(100,000,000)	JPY	Jefferies Financial Services, Inc.	17,465
12/18/2019	804,484	USD	(15,500,000)	MXN	Jefferies Financial Services, Inc.	11,460
12/18/2019	623,312	USD	(12,000,000)	MXN	Jefferies Financial Services, Inc.	9,357
12/18/2019	737,979	USD	(47,500,000)	RUB	Jefferies Financial Services, Inc.	757
12/18/2019	594,607	USD	(11,500,000)	MXN	Jefferies Financial Services, Inc.	6,234
12/18/2019	617,205	USD	(12,000,000)	MXN	Jefferies Financial Services, Inc.	3,250
12/18/2019	564,053	USD	(11,000,000)	MXN	Jefferies Financial Services, Inc.	1,262
12/18/2019	1,011,626	USD	(65,000,000)	RUB	Jefferies Financial Services, Inc.	2,796
12/18/2019	11,000,000	USD	(105,557,320)	SEK	Jefferies Financial Services, Inc.	(40,637)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(423,673)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Principal ($)		Interest Rate ^	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 59.0%
	U.S. TREASURY BILLS - 59.0%
4,400,000	United States Treasury Bill +	0.00%	1/23/2020	$4,390,102
2,000,000	United States Treasury Bill +	0.00%	2/13/2020	1,993,734
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,383,281)			6,383,836

	TOTAL INVESTMENT - 59.0% (Cost $6,383,281)			$6,383,836
	OTHER ASSETS LESS LIABILITIES - 41.0% (a)			4,437,133
	NET ASSETS - 100.0%			$10,820,969

(a)	Includes unrealized appreciation on swap contract.

^	Zero Coupon Bond.

+	All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at			Fixed Rate		Maturity	Unrealized
November 30, 2019	Description	Counterparty	Paid	Variable Rate Received	Date	Appreciation
				1m Libor + 40 bps on
				Longs; 1m Libor - (35-
	Longboard USD			60 bps) for General
$12,605,346	Total Return Swap A	Scotiabank	N/A	Collateral Shorts	3/26/2020	$3,339,605

				1m Libor + 40 bps on
				Longs; 1m Libor - (35-
	Longboard USD			60 bps) for General
3,987,495	Total Return Swap B	Scotiabank	N/A	Collateral Shorts	3/22/2021	605,856
Total Net Unrealized Appreciation on Financial Index Swap Contract						$3,945,461

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2019.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Common Stock
Aerospace/Defense
TransDigm Group, Inc.	134	75,991	$25,250

Applications Software
Microsoft Corp.	515	77,961	18,190

Casino Services
Gaming and Leisure Properties, Inc.	1,822	76,888	13,930

Cellular Telecom
T-Mobile US, Inc.	1,028	80,749	12,544

Consulting Services
Booz Allen Hamilton Holding Corp.	1,039	75,598	20,572

Diversified Manufact Op
Danaher Corp.	517	75,472	22,646

Electric Products-Misc.
AMETEK, Inc.	770	76,238	12,967

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Electric-Integrated
Alliant Energy Corp.	1,582	83,846	$17,056
CMS Energy Corp.	1,391	85,268	17,574
FirstEnergy Corp.	1,826	87,082	20,735
IDACORP, Inc.	782	82,149	6,130
Unitil Corp.	1,283	78,314	11,689
Wisconsin Energy Corp.	1,008	89,359	21,484
			94,668
Finance-Credit Card
Visa, Inc.	414	76,387	13,869

Finance-Mortgage Loan/Banker
TPG RE Finance Trust, Inc.	3,893	78,833	3,285

Finance-Other Services
Intercontinental Exchange, Inc.	850	80,045	18,092

Food-Confectionery
Hershey Co.	523	77,488	18,781

Food-Misc/Diversified
Mondelez International, Inc.	1,441	75,710	9,611

Gas-Distribution
Atmos Energy Corp.	743	79,471	12,555

Insurance Brokers
Arthur J Gallagher & Co.	817	76,202	18,157

Medical-Drugs
Abbott Laboratories	1,176	100,489	25,156

Multi-line Insurance
Old Republic International Corp.	3,346	75,486	6,348

Multimedia
Walt Disney Co.	557	84,430	27,071

Private Equity
Granite Point Mortgage Trust, Inc.	4,602	83,618	(465)

Property/Casualty Insurance
White Mountains Insurance Group Ltd.	92	101,837	23,994

REITS-Apartments
Camden Property Trust	806	89,909	16,746
Independence Realty Trust, Inc.	6,765	101,069	31,308
Invitation Homes, Inc.	2,727	83,255	17,916
Mid-America Apartment Communities, Inc.	588	80,033	19,492
UDR, Inc.	1,741	83,655	16,138
			101,600

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
REITS-Diversified
Armada Hoffler Properties, Inc.	4,520	81,631	$13,207
CorEnergy Infrastructure Trust, Inc.	2,041	90,294	14,238
Crown Castle International Corp.	581	77,656	15,536
Duke Realty Corp.	2,329	81,934	17,302
STORE Capital Corp.	2,388	97,215	29,941
			90,224
REITS-Mortgage
Ares Commercial Real Estate Corp.	5,230	81,797	8,684
Chimera Investment Corp.	4,429	90,219	10,151
Great Ajax Corp.	6,142	93,543	15,227
PennyMac Mortgage Investment Trust	3,875	89,474	18,202
Redwood Trust, Inc.	5,191	83,990	3,404
Starwood Property Trust, Inc.	3,959	96,996	18,452
			74,120
REITS-Office Property
Equity Commonwealth	2,423	79,596	8,111

REITS-Warehouse/Industry
Americold Realty Trust	2,001	75,278	25,352
EastGroup Properties, Inc.	721	98,193	32,481
Rexford Industrial Realty, Inc.	1,894	90,647	34,862
Terreno Realty Corp.	1,659	95,757	34,526
			127,221
Retail-Auto Parts
O’Reilly Automotive, Inc.	183	80,937	21,737

Retail-Restaurants
McDonald’s Corp.	452	87,905	10,204

Schools
Bright Horizons Family Solutions, Inc.	549	82,635	24,961

Open Short Positions
Exchange Traded Funds
SPDR S&P 500 ETF Trust	1,242	390,373	(43,250)

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2019.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Common Stock
Aerospace/Defense
Teledyne Technologies, Inc.	243	83,104	21,940

Cable TV
Charter Communications, Inc.	154	72,382	9,525
Liberty Broadband Corp.	581	69,424	8,959
			18,484

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Coatings/Paint
Sherwin-Williams Co.	120	69,976	$12,601

Commercial Service-Finance
Moody’s Corp.	373	84,548	14,875
IHS Markit Ltd.	1,066	77,445	7,547
S&P Global, Inc.	286	75,690	14,340
Western Union Co.	2,726	73,275	16,683
			53,445
Commercial Services
Cintas Corp.	283	72,748	12,101

Computer Aided Design
ANSYS, Inc.	306	77,935	19,844

Computer Services
Accenture PLC	410	82,476	10,106
Leidos Holdings, Inc.	822	74,670	13,538
Genpact Ltd.	1,805	73,464	11,029
			34,673
Data Processing/Management
Fiserv, Inc.	613	71,255	17,577

Diversified Manufact Op
Carlisle Cos., Inc.	484	75,494	13,692

Electric-Integrated
Consolidated Edison, Inc.	873	75,855	934
Entergy Corp.	836	97,302	9,915
			10,849
Enterprise Software/Serv
Black Knight, Inc.	1,095	68,996	7,676

Finance-Other Services
NASDAQ OMX Group, Inc.	673	70,530	5,747

Food-Misc/Diversified
McCormick & Co., Inc.	417	70,577	6,181

Garden Products
Toro Co.	895	69,971	5,075

Hotels & Motels
Hilton Worldwide Holdings, Inc.	702	73,710	12,159

Instruments-Controls
Honeywell International, Inc.	436	77,848	7,508

Insurance Brokers
Brown & Brown, Inc.	1,955	73,782	12,004

Investment Management/Advise Service
Ellington Financial LLC	5,542	100,366	31

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Machinery-General Industry
IDEX Corp.	435	70,792	$2,967

Medical Instruments
Medtronic PLC	668	74,409	8,063

Multi-line Insurance
Assurant, Inc.	558	74,141	13,252
Allstate Corp.	638	71,041	5,799
Hartford Financial Services Group, Inc.	1,148	71,015	5,373
			24,424
Property/Casualty Insurance
Arch Capital Group Ltd.	1,713	71,895	13,584
RLI Corp.	777	70,994	9,798
			23,382
Reinsurance
RenaissanceRe Holdings Ltd.	442	83,242	16,787

REITS-Apartments
American Homes 4 Rent	2,747	73,372	8,433

REITS-Diversified
VICI Properties Inc	3,400	84,082	9,588

REITS-Health Care
Universal Health Realty Income Trust	579	69,017	22,303

REITS-Mortgage
Invesco Mortgage Capital, Inc.	4,856	78,861	1,509
KKR Real Estate Finance Trust, Inc.	3,915	79,044	1,997
Western Asset Mortgage Capital Corp.	6,874	70,665	(275)
			3,231
REITS-Office Property
Easterly Government Properties, Inc.	3,017	70,175	8,840
Kilroy Realty Corp.	935	77,829	6,545
			15,385
REITS-Shopping Centers
Weingarten Realty Investors	2,203	70,144	5,309

REITS-Storage
Life Storage, Inc.	629	68,888	5,372

Retail-Automobile
Copart, Inc.	849	75,561	19,315

Retail-Discount
Costco Wholesale Corp.	251	75,252	14,006
WalMart, Inc.	616	73,359	7,467
			21,473
S&L/Thrifts-Central US
TFS Financial Corp.	3,674	74,545	9,449

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	80,406	13,007,279	(735,307)
SPDR S&P 500 ETF Trust	9,278	2,916,168	(193,168)
SPDR S&P MidCap 400 ETF Trust	8,621	3,160,803	(141,464)
			(1,069,939)

(a)	Notional value represents the market value (including any fees or commissions) of the positions.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2019

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
ASSETS
Investment in securities at cost	$62,834,370	$6,383,281
Investment in securities at fair value	$62,834,842	$6,383,836
Cash	16,684,402	490,015
Cash Deposits with Broker	16,348,900	20,155
Unrealized appreciation from open futures contracts	154,441	—
Receivable for Fund shares sold	38,672	—
Net unrealized appreciation on swap contracts	—	3,945,461
TOTAL ASSETS	96,061,257	10,839,467

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	423,673	—
Investment advisory fees payable	254,500	18,350
Payable for Fund shares redeemed	69,739	—
Distribution (12b-1) fees payable	817	148
	748,729	18,498
NET ASSETS	$95,312,528	$10,820,969

Net Assets Consist Of:
Paid in capital	150,834,594	20,416,380
Accumulated losses	(55,522,066)	(9,595,411)
NET ASSETS	$95,312,528	$10,820,969

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,998,741	$1,051,607
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	316,835	94,656
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.46	$11.11
Maximum offering price per share (maximum sales charge of 5.75%)	$10.04	$11.79

Class I Shares:
Net Assets	$92,313,787	$9,769,362
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,567,777	884,224
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.65	$11.05

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2019

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
INVESTMENT INCOME
Interest	$963,384	$69,669
TOTAL INVESTMENT INCOME	963,384	69,669

EXPENSES
Investment advisory fees	1,885,399	117,541
Distribution (12b-1) fees: Class A	4,583	1,270
TOTAL EXPENSES	1,889,982	118,811

NET INVESTMENT LOSS	(926,598)	(49,142)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,653	—
Future contracts	12,974,695	—
Forward foreign currency exchange contracts	(441,319)	—
Swap Contracts	—	(439,039)
	12,536,029	(439,039)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,311)	(1,066)
Future contracts	(3,988,761)	—
Forward foreign currency exchange contracts	(3,088,763)	—
Translation of foreign currencies	27,515	—
Swap Contracts	—	1,437,868
	(7,073,320)	1,436,802
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,462,709	997,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,536,111	$948,621

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019
FROM OPERATIONS
Net investment loss	$(926,598)	$(4,938,937)
Net realized gain (loss) from investments, futures contracts, and foreign currency exchange contracts	12,536,029	(71,918,451)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, foreign currency exchange contracts and translation of assets and liabilities in foreign currencies	(7,073,320)	32,935,103
Net increase (decrease) in net assets resulting from operations	4,536,111	(43,922,285)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(13,683)
Class I	—	(103,740)
Net decrease in net assets from distributions to shareholders	—	(117,423)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	102,254	3,197,346
Class I	6,490,534	73,918,751
Net asset value of shares issued in reinvestment of distributions
Class A	—	13,486
Class I	—	90,679
Payments for shares redeemed
Class A	(1,545,974)	(39,940,102)
Class I	(67,888,011)	(238,868,885)
Net decrease in net assets from shares of beneficial interest	(62,841,197)	(201,588,725)

TOTAL DECREASE IN NET ASSETS	(58,305,086)	(245,628,433)

NET ASSETS
Beginning of Period	153,617,614	399,246,047
End of Period	$95,312,528	$153,617,614

SHARE ACTIVITY
CLASS A:
Shares Sold	10,698	309,482
Shares Reinvested	—	1,364
Shares Redeemed	(162,462)	(4,242,740)
Net decrease in shares of beneficial interest outstanding	(151,764)	(3,931,894)

CLASS I:
Shares Sold	666,636	7,233,764
Shares Reinvested	—	9,023
Shares Redeemed	(7,065,093)	(24,097,156)
Net decrease in shares of beneficial interest outstanding	(6,398,457)	(16,854,369)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019
FROM OPERATIONS
Net investment loss	$(49,142)	$(100,658)
Net realized loss from investments and swap contracts	(439,039)	(2,650,348)
Net change in unrealized appreciation of investments and swap contracts	1,436,802	1,807,310
Net increase (decrease) in net assets resulting from operations	948,621	(943,696)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(23,486)
Class I	—	(369,157)
Net decrease in net assets from distributions to shareholders	—	(392,643)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	196,176	565,905
Class I	1,323,241	7,192,254
Net asset value of shares issued in reinvestment of distributions
Class A	—	23,428
Class I	—	359,950
Payments for shares redeemed:
Class A	(130,836)	(80,999)
Class I	(2,446,690)	(6,623,560)
Net increase (decrease) in net assets from shares of beneficial interest	(1,058,109)	1,436,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,488)	100,639

NET ASSETS
Beginning of Period	10,930,457	10,829,818
End of Period	$10,820,969	$10,930,457

SHARE ACTIVITY
CLASS A:
Shares sold	17,822	52,310
Shares reinvested	—	2,359
Shares redeemed	(12,106)	(7,919)
Net increase in shares of beneficial interest outstanding	5,716	46,750

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	119,788	675,542
Shares reinvested	—	36,618
Shares redeemed	(226,923)	(666,128)
Net increase (decrease) in shares of beneficial interest outstanding	(107,135)	46,032

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the	For the
	November 30, 2019		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2019		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Net asset value, beginning of period	$9.19		$10.59		$10.64	$9.95	$12.90	$10.07
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.19)		(0.31)	(0.33)	(0.36)	(0.36)
Net realized and unrealized gain (loss) on investments	0.35		(1.21)		0.26	1.02	(1.24)	3.35
Total from investment operations	0.27		(1.40)		(0.05)	0.69	(1.60)	2.99
Less distributions from:
Net investment income	—		—		—	—	(0.75)	—
Net realized gains	—		(0.00	) (2)	—	—	(0.60)	(0.16)
Total distributions	—		(0.00	) (2)	—	—	(1.35)	(0.16)
Paid in capital from redemption fees	—		—		—	—	0.00 (2)	0.00 (2)
Net asset value, end of period	$9.46		$9.19		$10.59	$10.64	$9.95	$12.90
Total return (3)	3.05	% (6)	(13.19)%		(0.47)%	6.93%	(13.40)%	29.97%
Net assets, at end of period (000s)	$2,999		$4,304		$46,599	$72,657	$83,067	$24,497
Ratio of total expenses to average net assets	3.24	% (5)	3.19%		3.12%	3.12%	3.12%	3.24%
Ratio of net investment loss to average net assets	(1.72	)% (5)	(1.87)%		(2.78)%	(3.12)%	(3.12)%	(3.15)%
Portfolio turnover rate (4)	0	% (6)	0%		0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the	For the
	November 30, 2019		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2019		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Net asset value, beginning of period	$9.35		$10.74		$10.77	$10.04	$12.98	$10.11
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.16)		(0.28)	(0.31)	(0.33)	(0.34)
Net realized and unrealized gain (loss) on investments	0.37		(1.23)		0.25	1.04	(1.25)	3.37
Total from investment operations	0.30		(1.39)		(0.03)	0.73	(1.58)	3.03
Less distributions from:
Net investment income	—		—		—	—	(0.76)	—
Net realized gains	—		(0.00	) (2)	—	—	(0.60)	(0.16)
Total distributions	—		(0.00	) (2)	—	—	(1.36)	(0.16)
Paid in capital from redemption fees	—		—		—	—	0.00 (2)	0.00 (2)
Net asset value, end of period	$9.65		$9.35		$10.74	$10.77	$10.04	$12.98
Total return (3)	3.21	% (6)	(12.91)%		(0.28)%	7.27%	(13.18)%	30.25%
Net assets, at end of period (000s)	$92,314		$149,314		$352,647	$404,830	$460,764	$251,524
Ratio of total expenses to average net assets	2.99	% (5)	2.94%		2.88%	2.87%	2.87%	2.99%
Ratio of net investment loss to average net assets	(1.47	)% (5)	(1.59)%		(2.52)%	(2.87)%	(2.87)%	(2.90)%
Portfolio turnover rate (4)	0	% (6)	0%		0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the
	November 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		May 31, 2019	May 31, 2018 (6)	May 31, 2017 (6)	May 31, 2016 (1)(6)
Net asset value, beginning of period	$10.18		$11.07	$35.84	$37.76	$40.60
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.10)	(0.48)	(1.32)	(0.60)
Net realized and unrealized gain (loss) on investments	0.99		(0.50)	4.83	7.00	(2.24)
Total from investment operations	0.93		(0.60)	4.35	5.68	(2.84)
Less distributions from:
Net investment income	—		(0.29)	(29.12)	(7.60)	—
Total distributions	—		(0.29)	(29.12)	(7.60)	—
Net asset value, end of period	$11.11		$10.18	$11.07	$35.84	$37.76
Total return (3)	9.14%		(5.39)%	10.86%	17.22%	(7.00	)% (5)
Net assets, at end of period (000s)	$1,052	(5)	$905	$467	$602	$615
Ratio of total expenses to average net assets	2.24	% (4)	2.24%	2.60%	3.58%	3.24	% (4)
Ratio of net investment loss to average net assets (7)	(1.07	)% (4)	(0.96)%	(2.60)%	(3.58)%	(3.24	)% (4)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class A shares commenced operations December 9, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

(7)	Expense ratios do not include certain expenses of the swap in which the fund invests.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2019	May 31, 2018 (9)	May 31, 2017 (9)	May 31, 2016 (9)	May 31, 2015 (1)(9)
Net asset value, beginning of period	$10.11		$10.96	$35.80	$37.64	$38.68	$40.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.09)	(0.44)	(1.21)	(1.16)	(0.24)
Net realized and unrealized gain (loss) on investments	0.98		(0.46)	4.80	7.07	0.32	(1.08)
Total from investment operations	0.94		(0.55)	4.36	5.86	(0.84)	(1.32)
Less distributions from:
Net investment income	—		(0.30)	(29.20)	(7.70)	(0.20)	—
Total distributions	—		(0.30)	(29.20)	(7.70)	(0.20)	—
Paid in capital from redemption fees	—		—	—	—	0.00 (8)	0.00	(8)
Net asset value, end of period	$11.05		$10.11	$10.96	$35.80	$37.64	$38.68	(6)
Total return (3)	9.30	% (5)	(4.91)%	11.04%	17.82%	(1.66)%	(3.30	)% (5)
Net assets, at end of period (000s)	$9,769		$10,025	$10,363	$12,148	$16,797	$10,488
Ratio of total expenses to average net assets (7)	1.99	% (4)	1.99%	2.36%	3.33%	2.99%	2.99	% (4)
Ratio of net investment loss to average net assets	(0.81	)% (4)	(0.81)%	(2.36)%	(3.33)%	(2.99)%	(2.97	)% (4)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class I shares commenced operations March 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	The NAV and offering price shown above differs from the traded NAV on May 29, 2015 due to financial statement rounding and/or financial statement adjustments.

(7)	Expense ratios do not include certain expenses of the swap in which the fund invests.

(8)	Amounts represents less than $0.005 per share.

(9)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

See accompanying notes to consolidated financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
November 30, 2019

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Alternative Growth Fund (“LAGF”), (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LAGF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LAGF commenced operations on March 20, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LAGF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Swap Agreements – The Funds’ that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2019 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

Longboard Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$62,834,842	$—	$62,834,842
Open Future Contracts	154,441	—	—	154,441
Total	$154,441	$62,834,842	$—	$62,989,283

Liabilities *	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$423,673	$—	$423,673
Total	$—	$423,673	$—	$423,673

Longboard Alternative Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$6,383,836	$—	$6,383,836
Swap Contracts	—	3,945,461	—	3,945,461
Total	$—	$10,329,297	$—	$10,329,297

The Funds’ did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Offsetting of Financial Assets and Derivative Assets

The following tables present LMFSF and LAGF derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2019.

LMFSF
Gross Amounts Not Offset in the
Consolidated Statements of Assets
Assets:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
	Assets	& Liabilities	& Liabilities	Instruments	Received		Net Amount
Future Contracts	$3,524,343	$(3,369,902)	$154,441	$—	$—	(1)	$—
Total	$3,524,343	$(3,369,902)	$154,441	$—	$—		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker. Refer to Consolidated Portfolio of Investments for Treasuries denoted as held as collateral for futures and forward trading.

Gross Amounts Not Offset in the
Consolidated Statements of Assets
Liabilities:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts	Consolidated	in the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged		Net Amount
Forward Foreign Currency Contracts	$1,811,529	(1,387,856)	423,673	—	—	(1)	—
Total	$1,811,529	$(1,387,856)	423,673	$—	—		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.

LAGF
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swaps Contracts	$3,945,461	$—	$3,945,461	$—	$—	(1)	$—
Total	$3,945,461	$—	$3,945,461	$—	$—		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker. Refer to Portfolio of Investments for Treasuries denoted as held as collateral for swaps.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

			% Of Net Assets at
	Inception Date of	LFL Net Assets at	November 30,
	LFL	November 30, 2019	2019
LFL	8/15/2012	$16,660,642	17.48%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s and LAGF’s Consolidated Statements of Assets and Liabilities as of November 30, 2019:

LMFSF

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liablities Location	Fair Value	Assets and Liablities Location	Fair Value
Equity Contracts:	Net Unrealized Appreciation on open futures contracts	$2,476,113	Net Unrealized Depreciation on open futures contracts	$(236,171)

Commodity contracts:	Net Unrealized Appreciation on open future contracts	922,070	Net Unrealized Depreciation on open futures contracts	(1,646,927)

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	126,160	Net Unrealized Depreciation from open futures contracts	(1,486,804)

Foreign exchange contracts:	Net Unrealized Appreciation on forward foreign currency exchange contracts	1,387,856	Net Unrealized Depreciation on forward foreign currency exchange contracts	(1,811,529)
		$4,912,199		$(5,181,431)

LAGF

	Asset Derivatives		Liability Derivatives
Contract Type/	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liablities Location	Fair Value	Liablities Location	Fair Value
Equity Swap Contracts:	Net Unrealized Appreciation on swap contract	$3,945,461	Net Unrealized Depreciation on swap contract	$—
		$3,945,461		$—

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statements of Operations for the six months ended November 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from forward foreign currency exchange transactions
Net realized gain (loss) from futures contracts
Net realized gain (loss) from swap contracts
Net change in unrealized appreciation/depreciation from forward foreign currency exchange transactions
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from swap contracts

The following is a summary of each Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for each Fund for the year ended November 30, 2019:

LMFSF

Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2019
Futures Contracts	$(1,228,245)	$—	$559,348	$13,643,592	$12,974,695
Foreign Currency Exchange Contracts	—	(441,319)	—	—	(441,319)
Total	$(1,228,245)	$(441,319)	$559,348	$13,643,592	$12,533,376

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2019
Futures Contracts	$(1,218,721)	$—	$5,112,031	$(7,882,071)	$(3,988,761)
Foreign Currency Transactions	—	(3,088,763)	—	—	(3,088,763)
Total	$(1,218,721)	$(3,088,763)	$5,112,031	$(7,882,071)	$(7,077,524)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

LAGF

Realized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2019
Swap Contract	$—	$—	$(439,039)	$—	$(439,039)
Total	$—	$—	$(439,039)	$—	$(439,039)

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2019
Swap Contracts	$—	$—	$1,437,868	$—	$1,437,868
Total	$—	$—	$1,437,868	$—	$1,437,868

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2016 to May 31, 2019 or expected to be taken in the Funds’ May 31, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, for both LMFSF and LAGF. All investments held by the Fund throughout the six months had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, LMFSF pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets up to $250 million and 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million. Pursuant to the Advisory Agreement, LAGF pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2019, LMFSF incurred $1,885,399 in advisory fees and LAGF incurred $117,541 in advisory fees.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2019, LMFSF paid $4,583 in 12b-1 fees and LAGF paid $1,270 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2019, the Distributor received $2,277 in underwriting commissions, of which $262 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LAGF Class A shares, for the six months ended November 30, 2019, the Distributor received $8,264 in underwriting commissions, of which $1,015 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

The Adviser has employed Gemini Hedge Fund Services, LLC (“GHFS”), an affiliate of GFS and the Distributor, to provide administration services. Pursuant to a separate servicing agreement with the GHFS and the Adviser, GHFS receives customary fees from the Advisor.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2019, UBS Financial Services, Inc. held 28.89% of the voting securities of LMFSF and Charles Schwab & Co. held 56.72% of the voting securities of LAGF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by UBS Financial Services, Inc. and Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2019 and May 31, 2018 was as follows:

For the year ended May 31, 2019:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$—	$116,816	$607	$117,423
Longboard Alternative Growth Fund	391,449	—	1,194	392,643

For the year ended May 31, 2018:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$—	$—	$—	$—
Longboard Alternative Growth Fund	7,921,415	—	—	7,921,415

As of May 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$—	$—	$(32,062,636)	$(11,157,012)	$(21,815,343)	$4,976,814	$(60,058,177)
Longboard Alternative Growth Fund	—	—	(1,104,301)	(11,948,945)	—	2,509,214	(10,544,032)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to mark-to-market on open 1256 futures contracts and foreign currency contracts, and tax adjustments for a wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $79,362 for the Longboard Managed Futures Strategy Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$1,316,831
Longboard Alternative Growth Fund	21,605

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$30,745,805
Longboard Alternative Growth Fund	1,082,696

At May 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Longboard Managed Futures Strategy Fund	$11,157,012	$—	$11,157,012	$—
Longboard Alternative Growth Fund	6,050,763	5,898,182	11,948,945	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and reclass of distributions resulted in reclassification for the tax year ended May 31, 2019 for the Funds as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Longboard Managed Futures Strategy Fund	$(26,956,206)	$26,956,206
Longboard Alternative Growth Fund	(80,247)	80,247

7.       AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Longboard Managed Futures Strategy Fund	$64,119,595	$4,912,505	$(6,466,490)	$(1,553,985)
Longboard Alternative Growth Fund	$6,383,281	$3,946,016	$—	$3,946,016

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2019

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	6/1/19	11/30/19	6/1/19-11/30/19	6/1/19-11/30/19
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,030.50	$16.45	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,032.10	15.19	2.99%
Longboard Alternative Growth Fund - Class A	1,000.00	1,091.40	10.40	1.99%
Longboard Alternative Growth Fund - Class I	1,000.00	1,093.00	11.72	2.24%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,008.80	$16.27	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.05	15.03	2.99%
Longboard Alternative Growth Fund - Class A	1,000.00	1,015.05	10.02	1.99%
Longboard Alternative Growth Fund - Class I	1,000.00	1,013.80	11.28	2.24%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24-25, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a New Investment Advisory Agreement between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”), the Longboard Alternative Growth Fund (“Longboard Alternative Growth”, together with Longboard Managed Futures, the “Longboard Funds”) and Longboard Asset Management, LP (“Longboard”), (the “New Longboard Advisory Agreement”).

Based on their evaluation of the information provided by Longboard, in conjunction with the Longboard Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the New Longboard Advisory Agreement with respect to the Longboard Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the New Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the New Longboard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the New Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Longboard Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to each Longboard Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the New Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Longboard Advisory Agreement. In considering the approval of the New Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by Longboard to the Longboard Funds, the Board first discussed the Transaction and its effect on

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Longboard. The Board also noted that it had just reviewed Longboard and renewed the Existing Longboard Advisory Agreement at its last meeting in January 2018 and noted Longboard’s representation that the only significant change between now and that approval was the impending departure of Mr. Crittenden, assuming completion of the Transaction. The Board then reviewed materials provided by Longboard related to the Transaction as well as the New Longboard Advisory Agreement with the Trust. The Board also reviewed other materials provided by Longboard, updated as necessary from its prior meeting in January where it renewed the Existing Longboard Advisory Agreement, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that would perform services for the Longboard Funds, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Longboard’s specific responsibilities in all aspects of the day-today management of the Longboard Funds. The Board noted that other than Eric Crittenden, none of Longboard’s personnel would change, and that the investment process and day-to-day operations of the Longboard Funds would remain unchanged. The Board was advised by the Trust’s CCO that Longboard had adequate compliance policies and procedures which, in his opinion, were reasonably designed to protect Longboard and the Longboard Funds from violations of the federal securities laws. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including whether Longboard was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Longboard Funds; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the New Longboard Advisory Agreement, Longboard, subject to the supervision of the Board, would continue to provide the Longboard Funds with investment advice and supervision and would continuously furnish an investment program for the Longboard Funds consistent with the investment objectives and policies of the Longboard Funds. The Board reviewed the descriptions provided by Longboard of its practices for monitoring compliance with the Longboard Funds’ investment limitations, noting that Longboard’s CCO will continually review the portfolio managers’ performance of their duties with respect to the Longboard Funds to ensure compliance under Longboard’s compliance program. The Board then reviewed the capitalization of Longboard based on financial information and other materials provided by Longboard and discussed such materials with Longboard. The Board concluded that Longboard was sufficiently well-capitalized in order for Longboard to meet its obligations to the Longboard Funds. The Board also concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the New Longboard Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard after the Transaction were satisfactory. The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Longboard Funds under the Existing Longboard Advisory Agreement and did not expect them to change under the New Longboard Advisory Agreement.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of each of the Longboard Funds as compared to its peer group, Morningstar category

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

and benchmark for the one year, three year and since inception periods ended December 31, 2017. The Board noted that the Longboard Managed Futures Fund was among the top performing managed futures funds outperforming its peer group, benchmark and Morningstar category for the one year, three year, five year and since inception periods. The Board also noted that Longboard did not intend to make adjustments to the strategy or investment process and that the Adviser will continue to adhere to its trend following model. After further discussion, the Board concluded that overall, the Longboard Managed Futures Fund’s past performance was satisfactory and in-line with its investment objective.

The Board also discussed the reports prepared by Broadridge and reviewed the performance of the Longboard Alternative Growth Fund as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods ended December 31, 2017, noting that the Longboard Alternative Growth Fund underperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”), yet handily outperformed its peer group and Morningstar category medians for the one year and since inception periods. The Board recapped earlier discussions with Longboard noting that the Longboard Alternative Growth Fund was taking on a higher amount of risk than its peers in exchange for a greater return. The Board further noted that Longboard did not intend to make adjustments to the strategy or investment process and that Longboard will continue to adhere to its trend following model. After further discussion, the Board concluded that overall, the Longboard Alternative Growth Fund’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Longboard, the Board reviewed and discussed each of the Longboard Funds’ unitary fee and overall expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for each of the Longboard Funds, noting that the New Longboard Advisory Agreement, like the Existing Longboard Advisory Agreement, has a unitary fee out of which Longboard pays substantially all expenses of each of the Longboard Funds, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each of the Longboard Funds’ business. The Board also noted that the New Longboard Advisory Agreement, like the Existing Longboard Advisory Agreement, provides for a breakpoint for the Longboard Managed Futures Fund unitary fee so that the fee decreases to 2.75% on asset levels above $250 million and the Board noted that the Longboard Managed Futures Fund had reached the breakpoint. The Board also noted that Longboard was proposing an additional breakpoint, to be effective May 15, 2018, on assets above $450 million of 1.99%, applicable to both the Existing Longboard Advisory Agreement and New Longboard Advisory Agreement. With respect to the Longboard Alternative Growth Fund, the Board noted that, effective October 1, 2017, Longboard had lowered its unitary fee from 2.99% to 1.99%. Because of the unitary fee structure of each of the Longboard Funds, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the advisory fee, the Board also looked at the all in cost of managing the investment strategy for each of the Longboard Funds and found that total operating expenses, exclusive of certain fees, were capped at 2.99% for the Longboard Managed Futures Fund and 1.99% for the Longboard Alternative Growth Fund as compared to many of their peers which

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

carried significantly higher total operating expenses. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to each of the Longboard Funds, the unitary advisory fees charged by Longboard were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to the Longboard Funds based on profitability reports and analyses reviewed by the Board, the selected financial information of Longboard provided by Longboard and Longboard’s representation that it did not expect any material changes to the firm’s profitability post-Transaction. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of each Fund and the built in breakpoints, profits from Longboard’s relationship with the each of the Longboard Funds were not excessive.

Economies of Scale. As to the extent to which each of the Longboard Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Longboard Managed Futures Fund and noted that they had already approved a breakpoint reduction in fees for assets above $250 million and that Longboard was now proposing an additional breakpoint, effective, May 15, 2018, on assets greater than $450 million. The Board noted that shareholders were already getting the benefit of the first breakpoint but that total Fund assets for Longboard Managed Futures were slightly below the threshold for the proposed second breakpoint. The Board also discussed the current size of the Longboard Alternative Growth, along with Longboard’s expectations for growth, and concluded that any further material economies of scale would not be achieved in the near term.

Board Consideration of Section 15(f) of the 1940 Act. In connection with its approval of the Proxy Statement, the Board also determined that the conditions of Section 15(f) of the 1940 Act were applicable to the Transaction. The Board reviewed the conditions of Section 15(f) and determined that the following conditions would be complied with after the Transaction is approved by shareholders: first, for a period of three years after closing of the Transaction, at least 75% of the Board members of the Trust cannot be an “interested person” (as defined in the 1940 Act) of Longboard; and, second, an “unfair burden” must not be imposed upon the Longboard Funds or its shareholders as a result of the Transaction or any express or implied terms, conditions or understandings applicable thereto. The Board considered that, consistent with the first condition of Section 15(f), the Board was not aware of any plans to alter the structure of the Board following the Transaction. Further, the Board committed to ensuring that at least 75% of the Trustees would not be an “interested person” for a period of three years after the Transaction. With respect to the second condition, the Board considered that the New Longboard Advisory Agreement and Existing Longboard Advisory Agreement are identical in all respects except for the date of execution, effectiveness and term and that the portfolio managers and service providers for the Longboard Funds will all remain the same. Additionally, the Board noted that Longboard has agreed to bear all of the costs associated with the Transaction and, therefore, shareholders of the Longboard Funds would not bear any such costs. Finally, the Board noted that Longboard did not and would not receive any fees from the Longboard Funds except for advisory services. Accordingly the Board concluded that the Transaction does not impose an unfair burden on the Longboard Funds or their shareholders.

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the New Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Trustees believed to be reasonably necessary to evaluate the terms of the New Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the New Longboard Advisory Agreement, (a) the terms of the New Longboard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the New Longboard Advisory Agreement is in the best interests of each Longboard Fund and its shareholders. In considering the approval of the New Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the New Longboard Advisory Agreement was in the best interest of each Longboard Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Longboard Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR
Longboard Asset Management, LP
2355 E Camelback Road, Suite 750
Phoenix, Arizona 85016

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/7/20